COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
LITIGATION AND CLAIMS
Future minimum rental payments under non-cancellable operating leases
(in thousands)
Operating
Leases
2021	$26
2022	108
2023	112
2024	115
2025	118
Thereafter	50
Total future lease payments	529
Less: discount	(122)
Total lease liabilities	$407

Year	Amount
2021	$91
2022	108
2023	112
2024	115
2025	119
Thereafter	50
Total	595
Less: Interest	147
Present value of lease liability	$448

Operating lease right-of-use assets and lease liabilities
(in thousands)
Nine Months Ended September 30,
2021
Operating lease right-of-use assets	$388
Operating lease liabilities	$407

Weighted-average remaining lease term and discount rate used in the calculation of operating lease right-of-use assets and lease liabilities
Nine Months Ended September 30,
2021
Weighted average remaining lease term (years)	4.5
Weighted average discount rate	11.40%